Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities, Current [Abstract]
Accrued interest	$ 321	$ 72	$ 0
Accrued director remuneration	185	0
Accrued research and development	130	58	485
Accrued bonus	105	0	47
Accrued merger costs	57	0
Accrued other	24	29	106
Accrued legal	14	27	40
Total accrued expenses	$ 836	$ 186	$ 678